Investments in Affiliates (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Navios Partners
Balance sheet
Current assets	$ 115,197	$ 54,484
Non-current assets	1,230,817	1,195,595
Current liabilities	32,275	15,606
Non-current liabilities	564,641	527,966
Income Statement
Revenue	227,356	198,159	205,435
Net income/(loss)	74,853	59,006	95,898
Navios Acquisition
Balance sheet
Current assets	89,528	120,801
Non-current assets	1,626,274	1,535,860
Current liabilities	73,147	65,400
Non-current liabilities	1,143,404	1,128,439
Income Statement
Revenue	264,877	202,397	151,097
Net income/(loss)	11,371	(55,690)	(3,284)
Acropolis
Balance sheet
Current assets	2,126	1,524
Non-current assets	21	22
Current liabilities	450	370
Non-current liabilities	0	0
Income Statement
Revenue	2,825	2,230	2,262
Net income/(loss)	1,298	775	1,237
Navios Europe
Balance sheet
Current assets	13,764	8,224
Non-current assets	190,913	199,761
Current liabilities	16,257	14,792
Non-current liabilities	191,411	194,288
Income Statement
Revenue	35,119	1,152
Net income/(loss)	$ (1,896)	$ (1,096)